Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠

April 30, 2021

RW24-QTLY-0621
1.858588.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	9,418	$116,498
Fidelity Series Blue Chip Growth Fund (a)	9,926	182,343
Fidelity Series Commodity Strategy Fund (a)	237,972	1,263,630
Fidelity Series Growth Company Fund (a)	18,630	464,256
Fidelity Series Intrinsic Opportunities Fund (a)	21,410	478,086
Fidelity Series Large Cap Stock Fund (a)	21,601	416,462
Fidelity Series Large Cap Value Index Fund (a)	10,184	155,608
Fidelity Series Opportunistic Insights Fund (a)	11,085	240,102
Fidelity Series Small Cap Discovery Fund (a)	3,415	51,910
Fidelity Series Small Cap Opportunities Fund (a)	9,311	171,783
Fidelity Series Stock Selector Large Cap Value Fund (a)	23,775	354,725
Fidelity Series Value Discovery Fund (a)	16,362	272,587
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,195,723)		4,167,990

International Equity Funds - 12.2%
Fidelity Series Canada Fund (a)	17,661	234,720
Fidelity Series Emerging Markets Fund (a)	27,179	322,619
Fidelity Series Emerging Markets Opportunities Fund (a)	111,352	2,894,049
Fidelity Series International Growth Fund (a)	34,309	641,577
Fidelity Series International Small Cap Fund (a)	9,682	211,561
Fidelity Series International Value Fund (a)	58,101	642,013
Fidelity Series Overseas Fund (a)	48,825	643,513
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,139,056)		5,590,052

Bond Funds - 55.4%
Fidelity Series Emerging Markets Debt Fund (a)	27,122	250,061
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,086	82,724
Fidelity Series Floating Rate High Income Fund (a)	5,288	48,752
Fidelity Series High Income Fund (a)	30,528	288,485
Fidelity Series Inflation-Protected Bond Index Fund (a)	505,538	5,500,250
Fidelity Series International Credit Fund (a)	1,785	17,848
Fidelity Series Investment Grade Bond Fund (a)	1,525,158	17,707,087
Fidelity Series Long-Term Treasury Bond Index Fund (a)	156,569	1,263,508
Fidelity Series Real Estate Income Fund (a)	15,299	173,037
TOTAL BOND FUNDS
(Cost $24,540,558)		25,331,752

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	8,866,406	8,866,406
Fidelity Series Short-Term Credit Fund (a)	178,149	1,813,556
TOTAL SHORT-TERM FUNDS
(Cost $10,644,785)		10,679,962
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $42,520,122)		45,769,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(672)
NET ASSETS - 100%		$45,769,084

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$102,760	$52,143	$60,943	$13,282	$3,934	$18,604	$116,498
Fidelity Series Blue Chip Growth Fund	179,516	114,464	116,293	57,470	14,907	(10,251)	182,343
Fidelity Series Canada Fund	193,503	62,781	82,906	4,430	4,413	56,929	234,720
Fidelity Series Commodity Strategy Fund	998,565	417,735	463,332	4,708	2,204	308,458	1,263,630
Fidelity Series Emerging Markets Debt Fund	265,275	65,849	82,339	9,067	(5,216)	6,492	250,061
Fidelity Series Emerging Markets Debt Local Currency Fund	--	97,181	14,594	1,193	(56)	193	82,724
Fidelity Series Emerging Markets Fund	279,906	87,553	119,877	4,357	4,971	70,066	322,619
Fidelity Series Emerging Markets Opportunities Fund	2,551,158	891,082	1,185,183	83,693	70,895	566,097	2,894,049
Fidelity Series Floating Rate High Income Fund	54,707	13,734	22,639	1,814	(644)	3,594	48,752
Fidelity Series Government Money Market Fund 0.07%	7,738,767	3,076,904	1,949,265	8,273	--	--	8,866,406
Fidelity Series Growth Company Fund	411,967	297,554	280,483	111,599	25,609	9,609	464,256
Fidelity Series High Income Fund	310,576	73,911	105,490	12,821	(401)	9,889	288,485
Fidelity Series Inflation-Protected Bond Index Fund	4,786,140	1,429,836	855,344	64,152	423	139,195	5,500,250
Fidelity Series International Credit Fund	17,451	1,073	--	1,073	--	(772)	17,848
Fidelity Series International Growth Fund	583,270	278,288	254,331	89,417	10,178	24,172	641,577
Fidelity Series International Small Cap Fund	172,322	46,932	60,017	1,682	3,158	49,166	211,561
Fidelity Series International Value Fund	581,476	188,008	296,924	17,480	492	168,961	642,013
Fidelity Series Intrinsic Opportunities Fund	417,759	200,768	323,520	19,294	25,170	157,909	478,086
Fidelity Series Investment Grade Bond Fund	15,391,989	6,016,683	2,713,402	874,173	(38,823)	(949,360)	17,707,087
Fidelity Series Large Cap Stock Fund	366,267	192,269	267,739	21,782	19,714	105,951	416,462
Fidelity Series Large Cap Value Index Fund	128,091	67,762	84,827	3,088	4,958	39,624	155,608
Fidelity Series Long-Term Treasury Bond Index Fund	922,882	813,900	183,888	93,673	(15,351)	(274,035)	1,263,508
Fidelity Series Opportunistic Insights Fund	211,581	139,188	125,956	35,552	4,967	10,322	240,102
Fidelity Series Overseas Fund	584,417	181,485	247,108	7,145	15,343	109,376	643,513
Fidelity Series Real Estate Income Fund	166,487	47,308	63,978	8,715	(1,691)	24,911	173,037
Fidelity Series Short-Term Credit Fund	1,767,894	314,325	254,925	29,489	929	(14,667)	1,813,556
Fidelity Series Small Cap Discovery Fund	45,460	15,215	29,191	1,196	2,432	17,994	51,910
Fidelity Series Small Cap Opportunities Fund	151,571	52,976	97,213	3,492	11,447	53,002	171,783
Fidelity Series Stock Selector Large Cap Value Fund	303,844	153,021	217,976	7,530	8,936	106,900	354,725
Fidelity Series Value Discovery Fund	230,711	116,141	161,403	5,638	10,289	76,849	272,587
	$39,916,312	$15,506,069	$10,721,086	$1,597,278	$183,187	$885,178	$45,769,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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